Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following pay versus performance table contains information regarding compensation paid to our principal executive officer (“PEO”) and our other NEOs during the years ended December 31, 2023, 2022, 2021 and 2020 (to the extent they served as our NEOs for such years), our total shareholder return and that of our peer group, and other measures of BRP Group’s performance.

			Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)	Organic Revenue Growth (7)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)			Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2023	$ 6,398,090	$ 3,745,445	$ 5,548,314	$ 3,040,128	$ 149.66	$ 158.02	$ (164,019,000)	19%

2022	4,752,320	3,795,606	2,167,992	(691,351)	156.64	144.45	(76,748,000)	23%

2021	3,445,981	3,913,812	1,858,487	3,261,901	224.99	147.05	(58,120,000)	22%

2020	1,124,000	1,124,000	1,197,355	6,792,375	186.73	106.87	(29,885,000)	16%

(1)
Summary compensation table total for PEO amounts represent those reported for Trevor Baldwin. our Chief Executive Officer, for each of the corresponding years in the “Total” column of the Summary Compensation Table.

(2)
Compensation actually paid to PEO represents that of Mr. Baldwin, which is computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect total compensation actually realized or received. Compensation actually paid to PEO is calculated as follows for each of the years presented. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Calculation of Compensation Actually Paid to PEO	2023	2022	2021	2020

Summary Compensation Table Total	$6,398,090	$4,752,320	$3,445,981	$1,124,000

Less: value of Stock Awards per the Summary Compensation Table	(3,828,490)	(2,453,920)	(1,344,981)	—

Plus: year-end fair value of awards granted in covered fiscal year that are unvested at year-end	2,546,549	2,291,676	1,812,812	—

Plus or minus: covered year change in fair value of awards granted in prior years that are unvested at year-end	(553,618)	(775,704)	—	—

Plus or minus: change in fair value from vest date of awards granted in prior years that vest in the covered fiscal year	(13,111)	(18,766)	—	—

Less: prior year-end fair value of awards granted in prior years that failed to meet vesting in the covered fiscal year	(803,975)	—	—	—

Compensation Actually Paid to PEO	$3,745,445	$3,795,606	$3,913,812	$1,124,000

(3)
Average summary compensation table total for
Non-PEO
NEOs is calculated as (i) the average summary compensation table total amounts for Messrs. Hale, Galbraith, Valentine and Wiebeck for 2023, 2022 and 2021 and (ii) the average summary compensation table total amounts for Messrs. Galbraith, Valentine and Wiebeck for 2020; Mr. Hale’s 2020 compensation is not required to be disclosed because 2021 was his first year as an NEO.

(4)
Average compensation actually paid to
Non-PEO
NEOs is calculated as (i) the average amounts paid to Messrs. Hale, Galbraith, Valentine and Wiebeck for 2023, 2022 and 2021 and (ii) the average amounts paid to Messrs. Galbraith, Valentine and Wiebeck for 2020; Mr. Hale’s 2020 compensation is not required to be disclosed because 2021 was his first year as an NEO. Compensation actually paid to non-PEO
NEOs is computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect total compensation actually realized or received. Compensation actually paid to non-PEO
NEOs is calculated as follows for each of the years presented. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Calculation of Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021	2020

Summary Compensation Table Total	$5,548,314	$2,167,992	$1,858,487	$1,197,355

Less: value of Stock Awards per the Summary Compensation Table	(2,669,401)	(1,051,634)	(977,255)	—

Plus: year-end fair value of awards granted in covered fiscal year that are unvested at year-end	1,485,366	982,104	1,313,314	—

Plus or minus: covered year change in fair value of awards granted in prior years that are unvested at year-end	(245,240)	(1,712,535)	1,319,326	5,773,023

Plus or minus: change in fair value from vest date of awards granted in prior years that vest in the covered fiscal year	(137,999)	(1,077,278)	(251,971)	(178,003)

Less: prior year-end fair value of awards granted in prior years that failed to meet vesting in the covered fiscal year	(940,912)	—	—	—

Compensation Actually Paid to Non-PEO NEOs	$3,040,128	$(691,351)	$3,261,901	$6,792,375

(5)	Total shareholder return represents that of the Company, assuming $100 was invested on December 31, 2019.
(6)	Peer group total shareholder return represents that of the S&P Composite 1500 Insurance Brokers Index, assuming $100 was invested on December 31, 2019.
(7)
Organic revenue is calculated as commissions and fees for the relevant period, excluding the first twelve months of commissions and fees generated from new Partners. Organic revenue growth is the change in organic revenue period-to-period,
with prior period results adjusted to include commissions and fees that were excluded from organic revenue in the prior period because the relevant Partners had not yet reached the twelve-month owned mark, but which have reached the twelve-month owned mark in the current period. Refer to the Appendix to this Proxy Statement for reconciliations of non-GAAP
financial measures to comparable GAAP financial measures.

Company Selected Measure Name	Organic Revenue Growth
Named Executive Officers, Footnote	Average summary compensation table total for
Non-PEO
	NEOs is calculated as (i) the average summary compensation table total amounts for Messrs. Hale, Galbraith, Valentine and Wiebeck for 2023, 2022 and 2021 and (ii) the average summary compensation table total amounts for Messrs. Galbraith, Valentine and Wiebeck for 2020; Mr. Hale’s 2020 compensation is not required to be disclosed because 2021 was his first year as an NEO.
Peer Group Issuers, Footnote	Peer group total shareholder return represents that of the S&P Composite 1500 Insurance Brokers Index, assuming $100 was invested on December 31, 2019.
PEO Total Compensation Amount	$ 6,398,090	$ 4,752,320	$ 3,445,981	$ 1,124,000
PEO Actually Paid Compensation Amount	$ 3,745,445	3,795,606	3,913,812	1,124,000
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to PEO represents that of Mr. Baldwin, which is computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect total compensation actually realized or received. Compensation actually paid to PEO is calculated as follows for each of the years presented. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Calculation of Compensation Actually Paid to PEO	2023	2022	2021	2020

Summary Compensation Table Total	$6,398,090	$4,752,320	$3,445,981	$1,124,000

Less: value of Stock Awards per the Summary Compensation Table	(3,828,490)	(2,453,920)	(1,344,981)	—

Plus: year-end fair value of awards granted in covered fiscal year that are unvested at year-end	2,546,549	2,291,676	1,812,812	—

Plus or minus: covered year change in fair value of awards granted in prior years that are unvested at year-end	(553,618)	(775,704)	—	—

Plus or minus: change in fair value from vest date of awards granted in prior years that vest in the covered fiscal year	(13,111)	(18,766)	—	—

Less: prior year-end fair value of awards granted in prior years that failed to meet vesting in the covered fiscal year	(803,975)	—	—	—

Compensation Actually Paid to PEO	$3,745,445	$3,795,606	$3,913,812	$1,124,000

Non-PEO NEO Average Total Compensation Amount	$ 5,548,314	2,167,992	1,858,487	1,197,355
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,040,128	(691,351)	3,261,901	6,792,375
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Average compensation actually paid to
Non-PEO
NEOs is calculated as (i) the average amounts paid to Messrs. Hale, Galbraith, Valentine and Wiebeck for 2023, 2022 and 2021 and (ii) the average amounts paid to Messrs. Galbraith, Valentine and Wiebeck for 2020; Mr. Hale’s 2020 compensation is not required to be disclosed because 2021 was his first year as an NEO. Compensation actually paid to non-PEO
NEOs is computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect total compensation actually realized or received. Compensation actually paid to non-PEO
NEOs is calculated as follows for each of the years presented. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Calculation of Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021	2020

Summary Compensation Table Total	$5,548,314	$2,167,992	$1,858,487	$1,197,355

Less: value of Stock Awards per the Summary Compensation Table	(2,669,401)	(1,051,634)	(977,255)	—

Plus: year-end fair value of awards granted in covered fiscal year that are unvested at year-end	1,485,366	982,104	1,313,314	—

Plus or minus: covered year change in fair value of awards granted in prior years that are unvested at year-end	(245,240)	(1,712,535)	1,319,326	5,773,023

Plus or minus: change in fair value from vest date of awards granted in prior years that vest in the covered fiscal year	(137,999)	(1,077,278)	(251,971)	(178,003)

Less: prior year-end fair value of awards granted in prior years that failed to meet vesting in the covered fiscal year	(940,912)	—	—	—

Compensation Actually Paid to Non-PEO NEOs	$3,040,128	$(691,351)	$3,261,901	$6,792,375

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As previously discussed under the “Compensation Discussion and Analysis,” pay for performance is our guiding principle. The measures used by the Company for both long-term and short-term incentive awards have been selected because the Compensation Committee believes they incentivize our executive officers to make business decisions that align with the long-term interests of our shareholders. The most important financial performance measures used to link compensation actually paid to our NEOs for 2023 are as follows:

Most Important Measures in Determining NEO Pay

Organic revenue growth

Adjusted EBITDA / adjusted EBITDA growth

Adjusted diluted EPS / adjusted diluted EPS growth

Relative TSR

Total Shareholder Return Amount	$ 149.66	156.64	224.99	186.73
Peer Group Total Shareholder Return Amount	158.02	144.45	147.05	106.87
Net Income (Loss)	$ (164,019,000)	$ (76,748,000)	$ (58,120,000)	$ (29,885,000)
Company Selected Measure Amount	0.19	0.23	0.22	0.16
PEO Name	Trevor Baldwin
Measure:: 1
Pay vs Performance Disclosure
Name	Organic revenue growth
Non-GAAP Measure Description	Organic revenue is calculated as commissions and fees for the relevant period, excluding the first twelve months of commissions and fees generated from new Partners. Organic revenue growth is the change in organic revenue period-to-period,
with prior period results adjusted to include commissions and fees that were excluded from organic revenue in the prior period because the relevant Partners had not yet reached the twelve-month owned mark, but which have reached the twelve-month owned mark in the current period. Refer to the Appendix to this Proxy Statement for reconciliations of non-GAAP
	financial measures to comparable GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA / adjusted EBITDA growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted diluted EPS / adjusted diluted EPS growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,828,490)	$ (2,453,920)	$ (1,344,981)	$ 0
PEO | Yearend fair value of awards granted in covered fiscal year that are unvested at yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,546,549	2,291,676	1,812,812	0
PEO | Covered year change in fair value of awards granted in prior years that are unvested at yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(553,618)	(775,704)	0	0
PEO | Change in fair value from vest date of awards granted in prior years that vest in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,111)	(18,766)	0	0
PEO | Prior yearend fair value of awards granted in prior years that failed to meet vesting in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(803,975)	0	0	0
Non-PEO NEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,669,401)	(1,051,634)	(977,255)	0
Non-PEO NEO | Yearend fair value of awards granted in covered fiscal year that are unvested at yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,485,366	982,104	1,313,314	0
Non-PEO NEO | Covered year change in fair value of awards granted in prior years that are unvested at yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(245,240)	(1,712,535)	1,319,326	5,773,023
Non-PEO NEO | Change in fair value from vest date of awards granted in prior years that vest in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,999)	(1,077,278)	(251,971)	(178,003)
Non-PEO NEO | Prior yearend fair value of awards granted in prior years that failed to meet vesting in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (940,912)	$ 0	$ 0	$ 0